Net (Loss)/Income per Share	12 Months Ended
Dec. 31, 2012
Net (Loss) Income per Share [Abstract]
Net Loss per Share

16. Net (Loss)/income per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the periods indicated:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net (loss)/income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	74,083	102,475	107,359	17,232
Accretion to convertible redeemable preferred share redemption value	(206,409)	(773,623)	—	—
Income allocation to participating preferred shares	(33,093)	(6,172)	—	—
Net (loss)/income attributable to ordinary shareholders	(165,419)	(677,320)	107,359	17,232
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	327,045,493	519,227,660	619,849,313	619,849,313
Weighted average number of contingently issuable shares	—	—	4,160,957	4,160,957
Denominator used in computing net (loss)/income per share — basic	327,045,493	519,227,660	624,010,270	624,010,270
Net (loss)/income per Class A and Class B ordinary share — basic	(0.51)	(1.30)	0.17	0.03

Net (loss)/income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	74,083	102,475	107,359	17,232
Accretion to convertible redeemable preferred share redemption value	(206,409)	(773,623)	—	—
Income allocation to participating preferred shares	(33,093)	(6,172)	—	—
Net (loss)/income attributable to ordinary shareholders	(165,419)	(677,320)	107,359	17,232
Denominator:
Denominator used in computing net (loss)/income per share — basic	327,045,493	519,227,660	624,010,270	624,010,270
Share-based awards	—	—	19,737,876	19,737,876
Denominator used in computing net (loss)/income per share — diluted	327,045,493	519,227,660	643,748,146	643,748,146
Net (loss)/income per Class A and Class B ordinary share — diluted	(0.51)	(1.30)	0.17	0.03

Net (loss)/income per ADS (1 ADS representing 8 Class A ordinary shares):
Denominator used in computing net (loss)/income per ADS — basic	40,880,687	64,903,458	78,001,284	78,001,284
Denominator used in computing net (loss)/income per ADS — diluted	40,880,687	64,903,458	80,468,518	80,468,518
Net (loss)/income per ADS — basic	(4.05)	(10.44)	1.38	0.22
Net (loss)/income per ADS — diluted	(4.05)	(10.44)	1.33	0.21

The Company has included 4,160,957 contingently issuable shares in the denominator used in computing basic and diluted net income per share for the year ended December 31, 2012. These shares are contingently issuable upon the holder’s request without other substantive conditions and for no further consideration. The impact of these contingently issuable shares was not material to year 2011, and was excluded from the 2011 net loss per share calculation. In year 2010, the issuance of these shares were also contingent upon the Company’s IPO, and they were excluded from the 2010 net loss per share calculation as the IPO condition had not been satisfied. For the year ended December 31, 2010, there were 68,815,132 options to purchase ordinary shares and 130,000,000 Series A Preferred Shares that were anti-dilutive and excluded from the calculation of diluted net loss per share. There were totaling 21,081,709 options to purchase ordinary shares, 48,794,521 Series A Preferred Shares, 9,598,955 unvested restricted shares and 4,553,447 unvested restricted shares units have been excluded from the computation of diluted net loss per share for the year ended December 31, 2011 as their effects would be anti-dilutive.